Significant accounting policies - Additional Information (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) segment $ / shares shares	Jun. 30, 2022 USD ($)	Aug. 15, 2023 USD ($)	Jun. 27, 2023 USD ($)	Apr. 13, 2023 USD ($)	Feb. 15, 2023 USD ($)	Feb. 14, 2022 USD ($)	Jun. 30, 2021 USD ($)
Significant accounting policies
Year-end exchange rate			0.6630	0.6889
Loss during the half-year	$ (281,486)	$ (3,937)	$ (15,217)	$ (6,193)
Used net cash in operating activities	(27,962)	(2,831)	(9,051)	(4,110)
Net current liabilities	7,100		23,600
Net total deficit	(2,219)	$ 19,733	29,415	$ 16,228						$ 13,111
Loans and convertible promissory notes	5,400		19,800
Subscription amount	297,618		$ 2,354
Net present value of remaining cash flow, percentage			10.00%
Impairment loss			$ 0
Fair value of deferred consideration annual discount rate			7.28%
Acquired percentage of shares			50.00%
Business Combination Agreement
Significant accounting policies
Ordinary shares issued | shares			490,179
Subscription amount			$ 5,000
Investments each of shares | $ / shares			$ 1
Additional investment | $ / shares			$ 3
Total financing requirement			$ 10,000
Number of operating segments | segment			1
Maximum | Business Combination Agreement
Significant accounting policies
Ordinary shares issued | shares			490,197
Nabors Lux | Business Combination Agreement
Significant accounting policies
Aggregate principal amount	$ 10,000								$ 5,000
AgCentral Energy | Business Combination Agreement
Significant accounting policies
Aggregate principal amount									$ 10,000
Notes Subscription Agreement
Significant accounting policies
Remaining commitment borrowing					$ 2,500
Notes Subscription Agreement | Nabors Lux
Significant accounting policies
Debt maximum borrowing capacity						$ 5,000		$ 5,000
Notes Subscription Agreement | AgCentral Energy
Significant accounting policies
Debt maximum borrowing capacity			$ 5,000
Commitment of debt borrowings			5,000				$ 2,500
Equity Subscription Agreement | Nabors Lux
Significant accounting policies
Debt maximum borrowing capacity			15,000
Equity Subscription Agreement | AgCentral Energy
Significant accounting policies
Debt maximum borrowing capacity			$ 30,000